     UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09917

-----------

SENTINEL VARIABLE PRODUCTS TRUST
--------------------------------

(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONPELIER, VT 05604
-------------------------

(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE

     MONTPELIER, VT 05604
---------------------------------------
(Name and address of agent for service)

(802) 229-3113
--------------

Registrant's telephone number, including area code

Date of fiscal year end: 12/31/08

----------

Date of reporting period: 09/30/08

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Balanced Fund

Fund Profile
at September 30, 2008 (Unaudited)
Portfolio Weightings
Asset Category	Percent of Net Assets

Common Stocks	65.3%

U.S. Government Obligations	33.3%

Cash and Other	1.4%

Top 10 Equity Holdings*		Top Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets

ExxonMobil Corp.	1.9%	FNR 06-63 VH	6.50%	03/25/23	9.2%

United Technologies Corp.	1.8%	FHR 2454 BK	6.50%	05/15/32	6.2%

General Electric Co.	1.5%	GNMA 699249	5.50%	09/15/38	3.2%

Chevron Corp.	1.5%	FNR 06-66 NV	6.50%	02/25/24	3.1%

Honeywell Int'l., Inc.	1.3%	FGLMC A77212	6.50%	05/01/38	3.1%

Procter & Gamble Co.	1.3%	FNR 06-78 BV	6.50%	06/25/23	3.1%

Weatherford Int'l. Ltd.	1.2%	FNR 06-88 BV	6.50%	11/25/25	3.1%

Medtronic, Inc.	1.2%	FNMA 909166	6.00%	03/01/38	2.3%

Time Warner, Inc.	1.2%	Total of Net Assets*			33.3%

Schlumberger Ltd.	1.2%

Total of Net Assets*	14.1%

Average Effective Duration	(for all Fixed Income Holdings) 4.5 years**
*"Top 10 Equity Holdings" and "Top Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at September 30, 2008 (Unaudited)
	Principal		Principal
	Amount	Value	Amount		Value			Shares	Value
	(M=$1,000)	(Note 2)	(M=$1,000)		(Note 2)				(Note 2)

U.S. Government Obligations		33.3%	FNR 06-88 BV			Common Stocks		65.3%
U.S. Government Agency			6.5%, 11/25/25	500M	$509,602	Consumer Discretionary 4.0%
Obligations	33.3%				3,080,565	Comcast Corp.		8,250	$162,690
Federal Home Loan Mortgage			Mortgage-Backed Securities:			McDonald's Corp.		2,000	123,400
Corporation	9.3%
Collateralized Mortgage Obligations:			30-Year:			McGraw-Hill Cos., Inc.		2,200	69,542
FHR 2454 BK			FNMA 909166			Time Warner, Inc.		15,000	196,650
6.5%, 05/15/32	1,000M	$1,030,730	6%, 03/01/38	383M	388,624	TJX Cos., Inc.		1,700	51,884
			Total Federal National
Mortgage-Backed Securities:			Mortgage Association		3,469,189	Walt Disney Co.		2,000	61,380
30-Year:									665,546
FGLMC A77212			Government National Mortgage
6.5%, 05/01/38	498M	511,593	Corporation 3.2%			Consumer Staples	6.3%
Total Federal Home Loan			Mortgage-Backed Securities:			Altria Group, Inc.		2,000	39,680
Mortgage Corporation		1,542,323	30-Year:			CVS Caremark Corp.		2,700	90,882
			GNMA 699249
Federal National Mortgage			5.5%, 09/15/38	529M	530,236	Diageo PLC ADR		1,500	103,290
Association	20.8%					HJ Heinz Co.		3,000	149,910
			Total U.S. Government
Collateralized Mortgage Obligations:			Obligations			Kellogg Co.		2,500	140,250
FNR 06-63 VH			(Cost $5,541,318)		5,541,748	Kraft Foods, Inc.		1,384	45,326
6.5%, 03/25/23	1,500M	1,537,394
FNR 06-78 BV						PepsiCo, Inc.		2,500	178,175
6.5%, 06/25/23	500M	511,575				Philip Morris Int'l., Inc.		2,000	96,200
FNR 06-66 NV						Procter & Gamble Co.		3,000	209,070
6.5%, 02/25/24	500M	521,994							1,052,783

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Balanced Fund

	Shares	Value
		(Note 2)

Energy 8.3%
Chevron Corp.	3,000 $	247,440
EOG Resources, Inc.	1,500	134,190
ExxonMobil Corp.	4,000	310,640
Noble Energy, Inc.	2,000	111,180
Pride Int'l., Inc. *	3,500	103,635
Schlumberger Ltd.	2,500	195,225
Transocean, Inc.	713	78,316
Weatherford Int'l. Ltd. *	8,000	201,120

		1,381,746

Financials 7.7%
ACE Ltd.	2,000	108,260
American Express Co.	2,700	95,661
Ameriprise Financial, Inc.	540	20,628
Bank of America Corp.	5,000	175,000
Bank of New York Mellon
Corp.	3,800	123,804
Citigroup, Inc.	4,000	82,040
Goldman Sachs Group,
Inc.	600	76,800
Hartford Financial
Services	500	20,495
JPMorgan Chase & Co.	2,500	116,750
Marsh & McLennan Cos.,
Inc.	2,500	79,400
Morgan Stanley	1,500	34,500
The Travelers Cos., Inc.	2,500	113,000
US Bancorp	3,400	122,468
Wells Fargo & Co.	3,000	112,590

		1,281,396

Health Care 11.7%
Amgen, Inc. *	2,300	136,321
Becton Dickinson & Co.	1,000	80,260
Bristol-Myers Squibb Co.	5,500	114,675
Celgene Corp. *	800	50,624
Cigna Corp.	2,500	84,950
Covidien Ltd.	2,500	134,400
Eli Lilly & Co.	2,500	110,075
Gen-Probe, Inc. *	1,500	79,575
Johnson & Johnson	2,500	173,200
Medco Health Solutions,
Inc. *	1,000	45,000
Medtronic, Inc.	4,000	200,400
Merck & Co., Inc.	3,500	110,460
Pfizer, Inc.	7,500	138,300
Schering-Plough Corp.	5,000	92,350
St. Jude Medical, Inc. *	2,500	108,725
Teva Pharmaceutical
Industries Ltd. ADR	2,000	91,580

Shares		Value
		(Note 2)

Zimmer Holdings, Inc. *	3,000 $	193,680

		1,944,575

Industrials 10.0%
Boeing Co.	2,000	114,700
Canadian National
Railway Co.	1,800	86,094
Deere & Co.	1,500	74,250
General Dynamics Corp.	1,500	110,430
General Electric Co.	10,000	255,000
Honeywell Int'l., Inc.	5,200	216,060
Northrop Grumman Corp.	1,700	102,918
Rockwell Automation, Inc.	1,500	56,010
Tyco Int'l. Ltd.	1,500	52,530
Union Pacific Corp.	2,000	142,320
United Technologies Corp.	5,000	300,300
Waste Management, Inc.	5,000	157,450

		1,668,062

Information Technology	11.4%
Accenture Ltd.	2,100	79,800
Activision Blizzard, Inc. *	6,000	92,580
Adobe Systems, Inc. *	3,500	138,145
Broadcom Corp. *	3,500	65,205
Cisco Systems, Inc. *	6,000	135,360
Dolby Laboratories, Inc. *	1,500	52,785
EMC Corp. *	7,000	83,720
Intel Corp.	7,500	140,475
Int'l. Business Machines
Corp.	1,500	175,440
KLA-Tencor Corp.	3,500	110,775
Microsoft Corp.	7,000	186,830
Motorola, Inc.	7,000	49,980
NetApp, Inc. *	7,200	131,256
Nokia Corp. ADR	7,200	134,280
SAP AG ADR	3,400	181,662
Seagate Technology	5,000	60,600
Texas Instruments, Inc.	4,000	86,000

		1,904,893

Materials 2.7%
EI Du Pont de Nemours &
Co.	4,000	161,200
Freeport-McMoRan
Copper & Gold, Inc.	2,000	113,700
Praxair, Inc.	2,500	179,350

		454,250

Telecommunication Services		2.0%
America Movil SA de CV
ADR	3,500		162,260
AT&T, Inc.	2,400		67,008

Shares		Value
		(Note 2)

Verizon Communications,
Inc.	3,000 $	96,270

		325,538

Utilities 1.2%
Entergy Corp.	1,000	89,010
NRG Energy, Inc. *	4,800	118,800

		207,810

Total Common Stocks
(Cost $9,527,692)		10,886,599

Total Investments 98.6%
(Cost $15,069,010)†		16,428,347

Other Assets in
Excess of
Liabilities 1.4%		232,277

Net Assets 100.0%	$ 16,660,624

* Non-income producing

  Cost for federal income tax purposes is $15,069,010. At September 30, 2008 unrealized appreciation for federal income tax purposes aggregated $1,359,337 of which $2,283,175 related to appreciated securities and $923,838 related to depreciated securities.

ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Bond Fund

Fund Profile
at September 30, 2008 (Unaudited)

Average Effective Duration
	Percent of		Percent of
Duration	Fixed Income Holdings	Duration	Fixed Income Holdings

Less than 1 yr.	0.0%	4 yrs. to 5.99 yrs.	47.7%

1 yr. to 2.99 yrs.	0.5%	6 yrs. to 7.99 yrs.	10.7%

3 yrs. to 3.99 yrs.	41.1%

Average Effective Duration (for all Fixed Income Holdings) 4.5 years**

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets

GNMA 782369	6.00%	07/15/38	5.8%	FHR 2454 BK	6.50%	05/15/32	4.0%

GNMA 675054X	5.50%	01/15/23	5.5%	FNR 06-63 VH	6.50%	03/25/23	3.9%

FNMA 745432	5.50%	04/01/36	5.2%	GNMA 782373	6.50%	07/15/38	3.9%

FGLMC B32130	6.50%	08/01/38	4.9%	FNMA 986868	6.50%	08/01/38	3.9%

GNMA 665936	6.00%	01/15/38	4.8%	Total of Net Assets			46.2%

FNMA 909166	6.00%	03/01/38	4.3%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at September 30, 2008 (Unaudited)
	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 79.1%			Federal National Mortgage			Other:
Federal Home Loan Bank 3.8%			Association	27.7%		FNMA 986868
Agency Discount Notes:			Collateralized Mortgage Obligations:			6.5%, 08/01/38	1,987M	$2,040,171

0.65%, 10/06/08	2,000M	$1,999,819	FNR 06-63 VH			Total Federal National

			6.5%, 03/25/23	2,000M	$2,049,858	Mortgage Association		14,375,945

Federal Home Loan Mortgage			FNR 06-78 BV
Corporation	13.8%		6.5%, 06/25/23	1,000M	1,023,150	Government National Mortgage
Collateralized Mortgage Obligations:						Corporation	33.8%
			FNR 06-66 NV
FHR 3181 BV			6.5%, 02/25/24	551M	575,738	Mortgage-Backed Securities:
6.5%, 06/15/26	1,000M	1,022,291				15-Year:
			FNR 06-88 BV
FHR 2454 BK			6.5%, 11/25/25	1,500M	1,528,807	GNMA 679437X

6.5%, 05/15/32	2,000M	2,061,460				6%, 11/15/22	1,036M	1,069,064

		3,083,751			5,177,553	GNMA 675054X

Mortgage-Backed Securities:			Mortgage-Backed Securities:			5.5%, 01/15/23	2,783M	2,850,489

30-Year:			20-Year:					3,919,553

			FNMA 988952
FGLMC A77212			5.5%, 08/01/23	1,087M	1,097,149	30-Year:

6.5%, 05/01/38	1,495M	1,534,781				GNMA 665936

Other:			30-Year:			6%, 01/15/38	2,462M	2,502,438
			FNMA 731291			GNMA 691224
FGLMC B32130			5%, 08/01/33	1,190M	1,163,092	6%, 06/15/38	1,994M	2,026,599
6.5%, 08/01/38	2,458M	2,523,763
			FNMA 745432			GNMA 782369
Total Federal Home Loan			5.5%, 04/01/36	2,682M	2,678,226	6%, 07/15/38	2,987M	3,033,424
Mortgage Corporation		7,142,295	FNMA 909166			GNMA 699249

			6%, 03/01/38	2,189M	2,219,754	5.5%, 09/15/38	2,000M	2,005,396

					6,061,072			9,567,857

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Bond Fund

Principal				Principal
Amount		Value		Amount	Value
(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)

Other:			Wells Fargo Capital XIII
GNMA 691235			7.7%, 12/29/49	500M	$436,400
6%, 06/15/38	1,994M	$2,026,564			2,460,632
GNMA 782373			Services Cyclical 2.6%
6.5%, 07/15/38	1,998M	2,047,458	Canadian Pacific Railway Co.
		4,074,022	6.5%, 05/15/18	500M	472,321
Total Government National			ERAC USA Finance Co.
Mortgage Corporation		17,561,432	5.8%, 10/15/12 (b)	500M	454,831
Total U.S. Government			Prologis
Obligations			6.625%, 05/15/18	500M	430,159
(Cost $41,231,872)		41,079,491			1,357,311

Bonds 20.7%			Services Non-Cyclical	0.9%
Basic Industry 1.4%			Waste Management, Inc.
Airgas, Inc.			6.1%, 03/15/18	500M	467,770
7.125%, 10/01/18 (b)	250M	244,375	Telecommunications	0.9%
Int'l. Paper Co.			Telecom Italia Capital SA
7.4%, 06/15/14	500M	501,342	6.999%, 06/04/18	500M	449,585
		745,717	Utilities 1.7%
Capital Goods 1.0%			Dynegy Holdings, Inc.
Pactiv Corp.			7.75%, 06/01/19	500M	402,500
5.875%, 07/15/12	500M	502,988	PNM Resources, Inc.
Energy 7.5%			9.25%, 05/15/15	500M	495,000
Buckeye Partners LP					897,500
4.625%, 07/15/13	500M	477,429	Total Bonds
Chesapeake Energy Corp.			(Cost $11,680,793)		10,745,258
6.875%, 11/15/20	500M	430,000	Total Investments 99.8%
OPTI Canada, Inc.			(Cost $52,912,665)†		51,824,749
8.25%, 12/15/14	500M	450,000	Other Assets in
Plains All American Pipeline LP			Excess of
6.5%, 05/01/18 (b)	500M	451,824	Liabilities 0.2%		97,845

Quicksilver Resources, Inc.			Net Assets 100.0%	$ 51,922,594
7.125%, 04/01/16	500M	410,000
Rockies Express Pipeline
LLC			†	Cost for federal income tax purposes is
6.25%, 07/15/13 (b)	500M	493,734		$52,912,665. At September 30, 2008
Sabine Pass LNG LP				unrealized depreciation for federal income tax
7.25%, 11/30/13	250M	198,750		purposes aggregated $1,087,916 of which
Transocean, Inc.				$65,455 related to appreciated securities and
5.25%, 03/15/13	500M	486,265		$1,153,371 related to depreciated securities.
XTO Energy, Inc.			(b)	Security exempt from registration under Rule
5.5%, 06/15/18	500M	465,753		144A of the Securities Act of 1933, as
		3,863,755		amended. These securities may be resold in
Financial 4.7%				transactions exempt from registrations,
				normally to qualified institutional buyers. At
American Honda Finance Corp.				September 30, 2008, the market value of rule
7.625%, 10/01/18 (b)	500M	497,999		144A securities amounted to $2,142,764 or
Bank of America Corp.			4.13% of net assets.
5.65%, 05/01/18	500M	421,887
Goldman Sachs Capital II
5.793%, 12/29/49	500M	219,805
JPMorgan Chase & Co
7.9%, 04/29/49	500M	422,066
Merrill Lynch & Co, Inc.
6.15%, 04/25/13	500M	462,475

		The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Common Stock Fund

Fund Profile
at September 30, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Health Care	17.3%	Financials	11.%

Information Technology	14.7%	Consumer Discretionary	4.%

Energy	13.9%	Materials	4.%

Industrials	13.3%	Telecommunication Services	1.%

Consumer Staples	11.7%	Utilities	1.%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

ExxonMobil Corp.	2.9%	Johnson & Johnson	1.7%

Procter & Gamble Co.	2.4%	The Travelers Cos., Inc.	1.7%

General Electric Co.	2.4%	Honeywell Int'l., Inc.	1.7%

Chevron Corp.	2.3%	Time Warner, Inc.	1.6%

United Technologies Corp.	2.2%	Total of Net Assets	20.9%

PepsiCo, Inc.	2.0%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at September 30, 2008 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Common Stocks	93.8%		ExxonMobil Corp.	60,000	$4,659,600	US Bancorp	60,000	$2,161,200
Consumer Discretionary 4.7%			Noble Energy, Inc.	35,000	1,945,650	Wells Fargo & Co.	35,000	1,313,550
Comcast Corp.	100,000	$1,972,000	Pride Int'l., Inc. *	37,500	1,110,375			18,066,442
McDonald's Corp.	20,000	1,234,000	Schlumberger Ltd.	30,000	2,342,700	Health Care 17.3%
McGraw-Hill Cos., Inc.	25,000	790,250	Total SA ADR	30,000	1,820,400	Aetna, Inc.	50,000	1,805,500
Time Warner, Inc.	200,000	2,622,000	Transocean, Inc. *	15,000	1,647,600	Amgen, Inc. *	34,300	2,032,961
TJX Cos., Inc.	15,000	457,800	Weatherford Int'l. Ltd. *	100,000	2,514,000	Baxter Int'l., Inc.	15,000	984,450
Walt Disney Co.	20,000	613,800			22,570,077	Becton Dickinson & Co.	20,000	1,605,200
		7,689,850	Financials 11.1%			Bristol-Myers Squibb Co.	55,000	1,146,750
Consumer Staples	11.7%		ACE Ltd.	25,000	1,353,250	Celgene Corp. *	15,000	949,200
Altria Group, Inc.	50,000	992,000	American Express Co.	45,000	1,594,350	Cigna Corp.	35,000	1,189,300
CVS Caremark Corp.	75,000	2,524,500	Ameriprise Financial, Inc.	3,842	146,765	Covidien Ltd.	35,000	1,881,600
Diageo PLC ADR	30,000	2,065,800	Bank of America Corp.	35,000	1,225,000	Eli Lilly & Co.	15,000	660,450
HJ Heinz Co.	45,000	2,248,650	Bank of New York Mellon			Gen-Probe, Inc. *	15,000	795,750
Kellogg Co.	25,000	1,402,500	Corp.	60,000	1,954,800	Gilead Sciences, Inc. *	23,000	1,048,340
Kimberly-Clark Corp.	12,000	778,080	Citigroup, Inc.	50,000	1,025,500	Johnson & Johnson	40,000	2,771,200
Kraft Foods, Inc.	30,000	982,500	Goldman Sachs Group,			Medco Health Solutions,
PepsiCo, Inc.	45,000	3,207,150	Inc.	5,000	640,000	Inc. *	10,000	450,000
Philip Morris Int'l., Inc.	20,000	962,000	Hartford Financial			Medtronic, Inc.	50,000	2,505,000
			Services	5,300	217,247
Procter & Gamble Co.	55,000	3,832,950				Merck & Co., Inc.	45,000	1,420,200
		18,996,130	JPMorgan Chase & Co.	25,400	1,186,180
						Pfizer, Inc.	110,000	2,028,400
			Marsh & McLennan Cos.,			Schering-Plough Corp.	45,000
Energy 13.9%			Inc.	35,000	1,111,600			831,150
Baker Hughes, Inc.	30,000	1,816,200	Moody's Corp.	25,000	850,000	St. Jude Medical, Inc. *	35,000	1,522,150
Chevron Corp.	45,000	3,711,600	Morgan Stanley	25,000	575,000	Teva Pharmaceutical
						Industries Ltd. ADR	25,000	1,144,750
EOG Resources, Inc.	11,200	1,001,952	The Travelers Cos., Inc.	60,000	2,712,000

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Common Stock Fund

	Shares	Value		Shares	Value
		(Note 2)			(Note 2)

Zimmer Holdings, Inc. *	20,000 $	1,291,200	Praxair, Inc.	17,000 $	1,219,580

		28,063,551			7,117,130

Industrials 13.3%			Telecommunication Services 1.6%
Boeing Co.	25,000	1,433,750	America Movil SA de CV
Canadian National			ADR	30,000	1,390,800
Railway Co.	23,100	1,104,873	AT&T, Inc.	14,400	402,048
Caterpillar, Inc.	15,000	894,000	Verizon Communications,
Deere & Co.	20,000	990,000	Inc.	10,000	320,900
General Dynamics Corp.	15,000	1,104,300	Vodafone Group PLC
General Electric Co.	150,000	3,825,000	ADR	17,500	386,750

Honeywell Int'l., Inc.	65,000	2,700,750			2,500,498
Northrop Grumman Corp.	20,000	1,210,800	Utilities 1.1%
Rockwell Automation, Inc.	30,000	1,120,200	Entergy Corp.	10,000	890,100
Tyco Int'l. Ltd.	30,000	1,050,600	NRG Energy, Inc. *	35,000	866,250
Union Pacific Corp.	16,200	1,152,792			1,756,350
United Technologies Corp.	6,000	3,603,600	Total Common Stocks
			(Cost $151,828,103)		152,238,578

Waste Management, Inc.	45,000	1,417,050
		21,607,715		Principal
				Amount
Information Technology 14.7%				(M=$1,000)
Accenture Ltd.	47,700	1,812,600	U.S. Government Obligations		4.0%
Activision Blizzard, Inc. *	80,000	1,234,400	Federal Home Loan Bank 1.5%
Adobe Systems, Inc. *	22,500	888,075	Agency Discount Notes:
Broadcom Corp. *	50,000	931,500	1.9%, 10/01/08	2,500M	2,500,000
Cisco Systems, Inc. *	75,000	1,692,000	Federal Home Loan Mortgage
Dolby Laboratories, Inc. *	21,000	738,990	Corporation 2.5%
EMC Corp. *	100,000	1,196,000	Agency Discount Notes:
Intel Corp.	50,000	936,500	0.8%, 10/14/08	4,000M	3,998,844

			Total U.S. Government
Intersil Corp.	40,000	663,200	Obligations
Int'l. Business Machines			(Cost $6,498,844)		6,498,844
Corp.	20,000	2,339,200	Total Investments 97.8%
KLA-Tencor Corp.	40,000	1,266,000	(Cost $158,326,947)†		158,737,422
Microsoft Corp.	75,000	2,001,750	Other Assets in
Motorola, Inc.	100,000	714,000	Excess of
NetApp, Inc. *	60,000	1,093,800	Liabilities 2.2%		3,634,136

Nokia Corp. ADR	100,000	1,865,000	Net Assets 100.0%	$ 162,371,558

Qualcomm, Inc.	8,500	365,245
SAP AG ADR	30,000	1,602,900
			* Non-income producing
Seagate Technology	50,000	606,000	†	Cost for federal income tax purposes is
Texas Instruments, Inc.	75,000	1,612,500		$158,326,947. At September 30, 2008
Tyco Electronics Ltd.	11,250	311,175		unrealized appreciation for federal income tax
		23,870,835		purposes aggregated $410,475 of which
				$13,523,509 related to appreciated securities
Materials 4.4%				and $13,113,034 related to depreciated
EI Du Pont de Nemours &			securities.
Co.	60,000	2,418,000	ADR - American Depository Receipt
Freeport-McMoRan
Copper & Gold, Inc.	35,000	1,989,750
Pactiv Corp. *	60,000	1,489,800

		The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Mid Cap Growth Fund

Fund Profile
at September 30, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Consumer Discretionary	18.4%	Financials	5.%

Information Technology	18.1%	Consumer Staples	4.%

Industrials	17.4%	Materials	3.%

Health Care	15.5%	Telecommunication Services	2.%

Energy	13.6%	Utilities	1.%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Varian Medical Systems, Inc.	1.9%	Gen-Probe, Inc.	1.7%

St. Jude Medical, Inc.	1.9%	Amphenol Corp.	1.7%

Covance, Inc.	1.8%	Dollar Tree, Inc.	1.7%

Activision Blizzard, Inc.	1.8%	NuVasive, Inc.	1.6%

Strayer Education, Inc.	1.8%	Total of Net Assets	17.6%

Bed Bath & Beyond, Inc.	1.7%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at September 30, 2008 (Unaudited)

Shares		Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Common Stocks 98.6%			UST, Inc.	900 $	59,886	T Rowe Price Group, Inc.	4,600 $	247,066
Consumer Discretionary	18.4%				782,314			1,019,454
Bed Bath & Beyond, Inc. *	10,700 $	336,087	Energy 13.6%			Health Care 15.5%
Burger King Holdings, Inc.	10,200	250,512	Cameron Int'l. Corp. *	6,600	254,364	BioMarin
Cablevision Systems			Consol Energy, Inc.	4,500	206,505	Pharmaceuticals, Inc. *	8,900	235,761
Corp.	7,500	188,700	Continental Resources,			Covance, Inc. *	4,000	353,640
Coach, Inc. *	8,900	222,856	Inc. *	6,400	251,072	Dentsply Int'l., Inc.	7,700	289,058
Darden Restaurants, Inc.	7,700	220,451	Dril-Quip, Inc. *	5,200	225,628	Express Scripts, Inc. *	4,100	302,662
Dick's Sporting Goods,			IHS, Inc. *	5,800	276,312	Gen-Probe, Inc. *	6,300	334,215
Inc. *	13,500	264,330	Nabors Industries Ltd. *	6,500	161,980	Invitrogen Corp. *	7,000	264,600
Dollar Tree, Inc. *	8,900	323,604	PetroHawk Energy Corp. *	9,600	207,648	NuVasive, Inc. *	6,500	320,645
GameStop Corp. *	5,800	198,418	Range Resources Corp.	6,600	282,942	Shire Ltd. ADR	3,700	176,675
Marriott Int'l., Inc.	11,700	305,253	Smith Int'l., Inc.	3,300	193,512	St. Jude Medical, Inc. *	8,300	360,967
Nordstrom, Inc.	6,200	178,684	Southwestern Energy			Varian Medical Systems,
Penn National Gaming,			Co. *	7,200	219,888	Inc. *	6,500	371,345
Inc. *	9,400	249,758	Transocean, Inc.	1,700	186,728			3,009,568
Strayer Education, Inc.	1,700	340,442	Weatherford Int'l. Ltd. *	6,900	173,466	Industrials 17.4%
Tiffany & Co.	5,800	206,016			2,640,045	Agco Corp. *	5,300	225,833
VF Corp.	3,700	286,047	Financials 5.3%			Ametek, Inc.	5,700	232,389
		3,571,158	Affiliated Managers			BE Aerospace, Inc. *	10,200	161,466
Consumer Staples 4.0%			Group, Inc. *	2,800	231,980	Bucyrus Int'l., Inc.	5,400	241,272
Central European			Financial Select Sector			Con-way, Inc.	4,600	202,906
Distribution Corp *	3,100	140,771	SPDR Fund *	6,200	123,318
HJ Heinz Co.	6,100	304,817	Invesco Ltd.	10,500	220,290	Corrections Corp of
						America *	9,600	238,560
McCormick & Co., Inc.	7,200	276,840	MSCI, Inc. *	8,200	196,800	First Solar, Inc. *	1,200	226,692

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Mid Cap Growth Fund

Shares	Value	Shares	Value
(Note 2)	(Note 2)

JA Solar Holdings Co Ltd.	Utilities	1.2%
ADR *	19,500	$206,310	ITC Holdings Corp.	4,600	$238,142
Jacobs Engineering	Total Investments 98.6%
Group, Inc. *	4,200	228,102	(Cost $18,727,283)†	19,152,985
Polypore Int'l. Inc *	10,000	215,100	Other Assets in
Precision Castparts Corp.	2,500	196,950	Excess of
Republic Services, Inc.	8,100	242,838	Liabilities 1.4%	280,999

Ritchie Bros Auctioneers,	Net Assets 100.0%	$ 19,433,984
Inc.	10,800	252,288
Stericycle, Inc. *	5,400	318,114
Sunpower Corp. *	2,852	196,909	*	Non-income producing
3,385,729	†	Cost for federal income tax purposes is
$18,727,283. At September 30, 2008
Information Technology	18.1%	unrealized appreciation for federal income tax
Activision Blizzard, Inc. *	22,600	348,718	purposes aggregated $425,702 of which
Altera Corp.	14,000	289,520	$2,294,679 related to appreciated securities
Amphenol Corp.	8,100	325,134	and $1,868,978 related to depreciated
securities.
Ansys, Inc. *	6,000	227,220	ADR	-	American Depository Receipt
Autodesk, Inc. *	7,500	251,625	SPDR -	Standard & Poor's Depository Receipts
Broadcom Corp. *	14,100	262,683
Cognizant Technology
Solutions Corp. *	11,800	269,394
Cypress Semiconductor
Corp. *	10,400	54,288
Dolby Laboratories, Inc. *	7,900	278,001
Equinix, Inc. *	4,300	298,678
McAfee, Inc. *	7,600	258,096
MEMC Electronic
Materials, Inc. *	4,200	118,692
Nuance Communications,
Inc. *	15,400	187,726
Salesforce.com, Inc. *	1,700	82,280
Trimble Navigation Ltd. *	10,000	258,600
3,510,655

Materials 3.1%
Agrium, Inc.	4,600	257,968
Freeport-McMoRan
Copper & Gold, Inc.	2,100	119,385
Praxair, Inc.	3,100	222,394
599,747

Telecommunication Services 2.0%
MetroPCS
Communications, Inc. *	10,700	149,693
NII Holdings, Inc. *	6,500	246,480
396,173

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Money Market Fund

Investment in Securities
at September 30, 2008 (Unaudited)
	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)	(M=$1,000)		(Note 2)

U.S. Government Obligations 45.0%			Prudential Funding
Federal Home Loan Bank			2.08%, 10/06/08	870M $	869,749
23.9%			Reckitt Ben Tsy
Agency Discount Notes:			2.7%, 10/10/08	900M	899,393
Federal Home Loan Bank			Southern Co. Funding
2.3%, 10/03/08	925M $	924,882	2.05%, 10/08/08	905M	904,639
Federal Home Loan Bank			Toyota Motor Credit
2.3%, 10/08/08	475M	474,788	2.23%, 10/16/08	1,020M	1,019,052
Federal Home Loan Bank			UBS Finance
2.05%, 10/17/08	400M	399,635	2.53%, 10/06/08	100M	99,965
Federal Home Loan Bank			2.66%, 10/10/08	400M	399,734
2.3%, 10/20/08	100M	99,879	Total Corporate
Federal Home Loan Bank			Short-Term Notes
2.12%, 10/22/08	1,470M	1,468,182	(Cost $11,032,515)		11,032,515
Federal Home Loan Bank			Total Investments 99.4%
3%, 01/05/09	1,500M	1,488,000	(Cost $20,173,231)†		20,173,231
Total Federal Home Loan			Other Assets in
Bank		4,855,366	Excess of
Federal Home Loan Mortgage			Liabilities 0.6%		128,294
Corporation	18.2%		Net Assets 100.0%		$20,301,525
Agency Discount Notes:
Freddie Mac
2.3%, 11/03/08	2,700M	2,694,307
Freddie Mac			† Also cost for federal income tax purposes.
2.6%, 12/08/08	1,000M	995,089
Total Federal Home Loan
Mortgage Corporation		3,689,396
Federal National Mortgage
Association 2.9%
Agency Discount Notes:
Fannie Mae
2.89%, 12/24/08	600M	595,954
Total U.S. Government
Obligations
(Cost $9,140,716)		9,140,716
Corporate Short-Term Notes		54.4%
American Express Credit
2.58%, 10/14/08	720M	719,329
BMW U.S. Capital
2.03%, 10/08/08	850M	849,664
Chevron Oil Finance Co.
2.15%, 10/10/08	525M	524,718
Coca-Cola Co.
2.15%, 11/10/08	650M	648,447
Fortis Funding
2.53%, 10/01/08	1,030M	1,030,000
Nestle Capital Corp.
2%, 10/09/08	1,020M	1,019,547
Pepsico, Inc.
2.25%, 10/15/08	1,025M	1,024,103
Proctor & Gamble
2.23%, 10/14/08	1,025M	1,024,175

		The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Small Company Fund

Fund Profile
at September 30, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Industrials	18.2%	Energy	8.8%

Information Technology	17.4%	Consumer Staples	6.6%

Health Care	14.3%	Materials	4.3%

Financials	13.0%	Utilities	0.8%

Consumer Discretionary	10.2%	Telecommunication Services	0.7%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Chattem, Inc.	2.0%	Ansys, Inc.	1.5%

Quality Systems, Inc.	1.7%	Endurance Specialty Holdings Ltd.	1.4%

Portfolio Recovery Associates, Inc.	1.6%	Silgan Holdings, Inc.	1.4%

LKQ Corp.	1.6%	Core Laboratories NV	1.4%

Lexington Realty Trust	1.5%	Total of Net Assets	15.6%

Polycom, Inc.	1.5%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at September 30, 2008 (Unaudited)

Shares		Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Common Stocks 94.5%			Church & Dwight Co., Inc.	10,100	$627,109	Healthcare Realty Trust,
Consumer Discretionary	10.2%		Flowers Foods, Inc.	22,700	666,472	Inc. (b)(c)	18,200	$530,530
Choice Hotels Int'l., Inc.	21,800	$590,780	Hain Celestial Group,			Investment Technology
Dress Barn, Inc. *	38,950	595,546	Inc. *	23,100	635,943	Group, Inc. *	23,900	727,277
Gildan Activewear, Inc. *	27,900	635,562			4,353,496	Lexington Realty Trust (c)	56,400	971,208
Iconix Brand Group, Inc. *	50,500	660,540	Energy 8.8%			optionsXpress Holdings,
LKQ Corp. *	60,500	1,026,685	Arena Resources, Inc. *	13,700	532,245	Inc.	38,900	755,438
						Portfolio Recovery
McCormick & Schmick's			Comstock Resources,			Associates, Inc.	21,400	1,040,682
Seafood Restaurants,			Inc. *	15,200	760,760
Inc. *	38,100	371,094	Core Laboratories NV	8,800	891,616	Selective Insurance Group	30,200	692,184
Men's Wearhouse, Inc.	17,200	365,328	Dril-Quip, Inc. *	12,600	546,714	UCBH Holdings, Inc.	100,800	646,128
Monarch Casino &			NATCO Group, Inc. *	16,600	666,988			8,328,252
Resort, Inc. *	24,600	280,194	Oil States Int'l., Inc. *	17,300	611,555	Health Care 14.3%
Phillips-Van Heusen Corp.	2,000	75,820	Superior Energy			American Medical
Sonic Corp. *	33,800	492,466	Services, Inc. *	28,000	871,920	Inc. Systems * Holdings,	48,400	859,584
Tractor Supply Co. *	13,800	580,290	Tetra Technologies, Inc. *	55,500	768,675	Bio-Rad Laboratories,
Wolverine World Wide,					5,650,473	Inc. *	8,500	842,520
Inc.	32,700	865,242	Financials 13.0%			Dionex Corp. *	8,340	530,007
		6,539,547	Delphi Financial Group,			Gen-Probe, Inc. *	11,600	615,380
Consumer Staples 6.8%			Inc.	22,700	636,508	Haemonetics Corp. *	1,600	98,752
Alberto-Culver Co.	15,000	408,600	Endurance Specialty			HealthExtras, Inc. *	14,900	389,188
Casey's General Stores,			Holdings Ltd.	29,700	918,324
Inc.	13,200	398,244	Glacier Bancorp, Inc.	21,900	542,463	Idexx Laboratories, Inc. *	11,500	630,200
Central European			HCC Insurance Holdings,			Immucor, Inc. *	11,500	367,540
Distribution Corp *	7,480	339,667	Inc.	32,130	867,510	Integra LifeSciences
Chattem, Inc. *	16,340	1,277,461				Holdings Corp. *	14,200	625,226
						inVentiv Health, Inc. *	29,700	524,502
The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●● Sentinel Variable Products Trust Small Company Fund

Shares		Value		Shares	Value
		(Note 2)			(Note 2)

MedAssets, Inc. *	2,470 $	42,484	Micros Systems, Inc. *	33,400 $	890,444
Meridian Bioscience, Inc.	28,800	836,352	NeuStar, Inc. *	27,500	546,975
Psychiatric Solutions,			Nice Systems Ltd. ADR *	31,700	863,508
Inc. *	8,760	332,442	Polycom, Inc. *	41,600	962,208
Sirona Dental Systems,			Power Integrations, Inc. *	25,000	602,500
Inc. *	18,500	430,680	Progress Software Corp. *	22,600	587,374
Techne Corp. *	4,600	331,752	Quality Systems, Inc.	25,900	1,094,534
Varian, Inc. *	16,750	718,575
			Rofin-Sinar Technologies,
Vital Signs, Inc.	1,880	138,932	Inc. *	25,000	765,250
West Pharmaceutical			Supertex, Inc. *	18,300	515,328
Services, Inc.	17,100	834,822	Valueclick, Inc. *	38,200	390,786
		9,148,938			11,122,719
Industrials 18.2%			Materials 4.3%
American Reprographics
Co. *	38,190	658,777	Aptargroup, Inc.	22,400	876,064
Clarcor, Inc.	12,700	481,965	Carpenter Technology
			Corp.	18,100	464,265
Consolidated Graphics,
Inc. *	15,100	457,983	Flotek Industries, Inc. *	44,600	490,600
CRA Int'l., Inc. *	14,600	401,208	Silgan Holdings, Inc.	17,650	901,739
Curtiss-Wright Corp.	12,900	586,305			2,732,668
Dynamic Materials Corp.	21,900	508,299	Telecommunication Services 0.7%
ESCO Technologies,			Cbeyond, Inc. *	32,100	461,919
Inc. *	7,700	370,909	Utilities 0.8%
Forward Air Corp.	23,500	639,905	Atmos Energy Corp.	18,100	481,822
Healthcare Services			Total Investments 94.5%
Group	39,700	726,113	(Cost $60,530,963)†		60,437,073
Heartland Express, Inc.	44,300	687,536	Other Assets in
Heico Corp.	9,900	277,794	Excess of
IDEX Corp.	21,800	676,236	Liabilities 5.5%		3,550,604
Interline Brands, Inc. *	32,200	521,962	Net Assets 100.0%	$ 63,987,677
Kaydon Corp.	16,100	725,466
Moog, Inc. *	18,400	788,992	* Non-income producing
Ritchie Bros Auctioneers,			†	Cost for federal income tax purposes is
Inc.	22,500	525,600		$60,530,963. At September 30, 2008
Rollins, Inc.	30,900	586,482		unrealized depreciation for federal income tax
Toro Co.	17,700	731,010		purposes aggregated $93,890 of which
Wabtec Corp.	9,100	466,193		$7,503,140 related to appreciated securities
				and $7,597,030 related to depreciated
Waste Connections, Inc. *	23,280	798,504	securities.
		11,617,239	(b)	Return of Capital paid during the fiscal period
Information Technology	17.4%		(c)	Real Estate Investment Trusts
Ansys, Inc. *	24,800	939,176	ADR - American Depository Receipt
Blackbaud, Inc.	24,200	446,490
Daktronics, Inc.	24,800	413,168
Diodes, Inc. *	38,300	706,635
Factset Research
Systems, Inc.	6,900	360,525
Formfactor, Inc. *	30,400	529,568
Jack Henry & Associates,
Inc.	25,000	508,250

		The accompanying notes are an integral part of the financial statements.

NOTE 1: ORGANIZATION:

The Sentinel Variable Products Trust (the "Trust") is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of six separate and distinct funds: Balanced, Bond, Common Stock, Mid Cap Growth, Money Market and Small Company, all of which are diversified.

NOTE 2:

Security Valuation:

Equity securities that are traded on a national securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. For Funds other than the Money Market Fund, fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Securities held in the Money Market Fund are valued at amortized cost regardless of days left to maturity, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision.

NOTE 3:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157 –Fair Value Measurements, that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. The Statement applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements. The Statement applies broadly to securities and other types of assets and liabilities. FASB 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Statement also establishes a fair value hierarchy which prioritizes inputs or assumptions to valuation techniques. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.
  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Level 3 – Significant unobservable inputs (including the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. There have been no significant changes in valuation techniques during the last fiscal period. The fair value measurements as of September 30, 2008 were as follows:

	Quoted
	Prices in
	Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
SVP	Assets	Inputs	Inputs
Fund	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Investments in Securities:
Balanced
	$ 10,886,599	$ 5,541,748	$ –	$ 16,428,347

Bond	–	51,824,749	–	51,824,749

Common
Stock	152,238,578	6,498,844	–	158,737,422

Mid Cap
Growth.	19,152,985	–	–	19,152,985

Money
Market	–	20,173,231	–	20,173,231

Small
Company
	60,437,073	–	–	60,437,073

Liabilities:
Investments in Securities:
None.

Fair Value Level 3 activity for the fiscal period ended September 30, 2008 was as follows:

SVP Fund

Assets:

Investments in Securities:

None.

Liabilities: Investments in Securities: None.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A -2(A)). Filed herewith as an exhibit.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By	/s/ Thomas P. Malone
---------------------
Thomas P. Malone
Vice President & Treasurer

Date	11/24 /2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Christian W. Thwaites
-------------------------
Christian W. Thwaites
President and Chief Executive Officer

Date	11/24 /2008

By	/s/ Thomas P. Malone
---------------------
Thomas P. Malone
Vice President & Treasurer

Date	11/24 /2008